SIGNIFICANT ACCOUNTING POLICIES - Advertising costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	$ 20	$ 27	$ 1,035